Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Leases

Note 5 – Leases:

On February 1, 2024, the Company entered into a three-year lease agreement commencing on March 15, 2024 (the “Lease Agreement”), to move its corporate headquarters, including the offices and research and development facility, to 1 Hatahana Street, Menivim Tower, Kfar Saba 4453001 Israel where it occupies approximately 6,340 square feet, plus an additional storage space of approximately 260 square feet and 12 parking spaces. The Company completed the move to the new corporate headquarters in March 2024. The monthly aggregate rental payment is NIS 75,800 (approximately $24,450) plus VAT, as required under Israeli law. The Company provided a bank guarantee in the amount of approximately NIS 257,500 (approximately $86,467) to the Company’s landlords as part of the Lease Agreement. At the end of the term, the Company has an option to extend the lease for an additional three years (which is not included in the measurement of the lease).

On June 17, 2026 the Company extended the lease for an additional one and a half years and has an option to extend the lease for an additional one and a half years (which are not included in the measurement of the lease).

In addition, on July 6, 2025, the Company entered into a three-year lease agreement to lease a vehicle. The monthly aggregate rental payment is approximately NIS 4,000 (approximately $1,300) plus VAT, as required under Israeli law.

The Company’s lease expenses (building and vehicle) were as follows:

	Six months ended
	June 30,
	2026	2025
Lease expense (building and vehicle)	$165,950	$123,422

Other information related to the building leases as follows:

	Six months ended
	June 30,
	2026	2025
Weighted-average remaining lease term — operating leases (years)	2.2	1.71
Weighted-average discount rate — operating leases (%)	10	11.54

Other information related to the vehicle leases as follows:

	Six months ended
	June 30,
	2026	2025
Weighted-average remaining lease term — operating leases (years)	1.5	2.5
Weighted-average discount rate — operating leases (%)	8	8

Undiscounted maturities of operating lease payments are summarized as follows:

June 30, 2026
2026	$146,547
2027	$293,094
2028	$200,439
Total undiscounted cash flows	$640,081
Imputed interest	$(61,078)
Operating lease liabilities	$579,001